Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jul. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are required to disclose the relationship between executive compensation actually paid (“CAP”) by us and our financial performance over the applicable time period of the disclosure.
Pay Versus Performance Table

Year	SCT Total for PEO (Choi) (a)(b) ($)	CAP to PEO (Choi) (a)(c) ($)	SCT Total for PEO (Ferraro) (a)(b) ($)	CAP to PEO (Ferraro) (a)(c)(d) ($)	Average SCT Total for Non- PEO NEOs (e)(f) ($)	Average CAP to non-PEO NEOs (e)(g) ($)	TSR (h) ($)	Peer Group TSR (h) ($)	Net Income (Loss) ($) (billions)	Adjusted EBITDA (i) ($) (billions)
2025	5,921,410	5,247,145	7,995,354	7,653,364	2,699,327	2,320,926	361.89	149.32	(0.995)	0.748
2024	N/A	N/A	6,922,790	(7,135,061)	2,022,258	(1,595,196)	227.34	134.49	(1.817)	0.628
2023	N/A	N/A	10,274,921	17,022,638	3,535,130	5,335,554	499.91	132.43	1.635	2.490
2022	N/A	N/A	13,010,743	5,274,544	5,079,055	2,547,482	439.49	109.81	2.756	4.133
2021	N/A	N/A	8,594,555	64,815,057	3,344,194	21,392,900	555.95	133.21	1.283	2.411

(a)	In 2025, Mr. Choi served as the PEO starting July 1, 2025, and Mr. Ferraro served as PEO until that date. The PEO for each other year is Mr. Ferraro.
(b)
Values reflect total compensation as shown in the Summary Compensation Table for each year shown. Because Mr. Choi served as an executive officer (Chief Transformation Officer) during 2025 until his appointment as PEO, his total compensation for 2025 is included, and he is included in the Non-PEO NEO column for other years as noted below.

(c)
In accordance with Item 402(v) of Regulation S-K, CAP (or Compensation Actually Paid) is calculated first by subtracting the amounts shown in the Stock Awards column of the Summary Compensation Total for each applicable year. (For 2025, the Stock Award amount was $4,285,014 for Mr. Choi and $5,566,691 for Mr. Ferraro. For prior years, the amount is set forth in the Summary Compensation Table shown elsewhere in this proxy or in the proxy statement for the applicable year.) Then the following adjustments are made to the calculation for each PEO for the year(s) in which each served as PEO:

Mr. Choi:

Year	Fair value at 12/31 of equity awards granted during the year and unvested at 12/31 ($)	Fair value at vesting of equity awards granted and vested in the year ($)	Change in fair value during the year of equity awards outstanding both on 1/1 and 12/31 ($)	Change in fair value during the year of equity awards outstanding on 1/1 that vested during the year ($)	Forfeitures of equity awards that had value on 1/1 that failed to vest during the year ($)
2025	2,891,002	—	381,351	338,395	—

Mr. Ferraro:

Year	Fair value at 12/31 of equity awards granted during the year and unvested at 12/31 ($)	Fair value at vesting of equity awards granted and vested in the year ($)	Change in fair value during the year of equity awards outstanding both on 1/1 and 12/31 ($)	Change in fair value during the year of equity awards outstanding on 1/1 that vested during the year ($)	Forfeitures of equity awards that had value on 1/1 that failed to vest during the year ($)
2025	3,649,164	—	996,318	579,935	—
2024	2,859,882	—	(5,909,341)	(5,658,310)	—
2023	5,181,398	—	996,802	5,769,633	—
2022	8,197,914	—	(8,584,873)	850,627	—
2021	20,813,727	—	35,195,582	5,211,225	—

(d)
For Mr. Ferraro for 2025, $716 of pension earnings in the Summary Compensation Total has been removed when calculating CAP, and no additional pension values have been included for any years as there are no service costs because the Avis Rent A Car System, LLC Pension Plan was frozen as of December 31, 1998.

(e)
The non-PEO NEOs for 2025 are Ms. Martins and Messrs. Cunha, Pahwa, Simhambhatla and Linnen; for 2024 are Ms. Martins and Messrs. Choi, Simhambhatla and Linnen; for 2023 and 2022 are Messrs. Choi, Hees and Simhambhatla and Ms. Martins; for 2021 are Messrs. Choi, Hees, Sita, and Rankin.

(f)	Values reflect the average total compensation as shown in the Summary Compensation Table for the non-PEO NEOs for each year shown.
(g)
In accordance with Item 402(v) of Regulation S-K, CAP is calculated first by subtracting the average of the amounts shown in the Stock Awards column of the Summary Compensation Total for each applicable year. (For 2025, the individual Stock Award amounts for our non-PEO NEOs were $1,207,176, $5,000,050, $1,150,008, $829,979 and $2,119,988. For prior years, the amount is set forth in the Summary Compensation Table shown elsewhere in this proxy or in the proxy statement for the applicable year.) Then the following adjustments are made to the calculation:

Year	Fair value at 12/31 of equity awards granted during the year and unvested at 12/31 ($)	Fair value at vesting of equity awards granted and vested in the year ($)	Change in fair value during the year of equity awards outstanding both on 1/1 and 12/31 ($)	Change in fair value during the year of equity awards outstanding on 1/1 that vested during the year ($)	Forfeitures of equity awards that had value on 1/1 that failed to vest during the year ($)
2025	1,930,175	—	244,795	86,690	(578,621)
2024	704,965	—	(1,848,540)	(1,155,076)	—
2023	1,818,532	—	263,742	1,618,281	—
2022	3,955,662	—	(1,719,420)	(980,296)	—
2021	6,595,092	—	11,794,300	1,534,325	—

(h)
Total Shareholder Return (“TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2020. The peer group TSR reflects the Dow Jones US Transportation Average Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K under the Exchange Act and included in our 2025 Form 10-K.

(i)
The Company-selected measure is Adjusted EBITDA, which is a non-GAAP financial metric. We define Adjusted EBITDA as income (loss) from continuing operations before non-vehicle related depreciation and amortization; long-lived asset impairment and other related charges; other fleet charges; restructuring and other related charges; early extinguishment of debt costs; non-vehicle related interest; transaction-related costs, net; legal matters, net, which primarily includes amounts recorded in excess of $5 million, related to unprecedented self-insurance reserves for allocated loss adjustment expense, class action lawsuits and personal injury matters; non-operational charges related to shareholder activist activity, which includes third party advisory, legal and other professional fees; COVID-19 charges, net; cloud computing costs; other (income) expense, net; severe weather-related damages in excess of $5 million, net of insurance proceeds; and income taxes. This non-GAAP measure is a performance metric in our incentive programs, as described in the Compensation Discussion and Analysis section above.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(a)	In 2025, Mr. Choi served as the PEO starting July 1, 2025, and Mr. Ferraro served as PEO until that date. The PEO for each other year is Mr. Ferraro.
(e)
The non-PEO NEOs for 2025 are Ms. Martins and Messrs. Cunha, Pahwa, Simhambhatla and Linnen; for 2024 are Ms. Martins and Messrs. Choi, Simhambhatla and Linnen; for 2023 and 2022 are Messrs. Choi, Hees and Simhambhatla and Ms. Martins; for 2021 are Messrs. Choi, Hees, Sita, and Rankin.

Peer Group Issuers, Footnote
(h)
Total Shareholder Return (“TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2020. The peer group TSR reflects the Dow Jones US Transportation Average Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K under the Exchange Act and included in our 2025 Form 10-K.

Adjustment To PEO Compensation, Footnote
(c)
In accordance with Item 402(v) of Regulation S-K, CAP (or Compensation Actually Paid) is calculated first by subtracting the amounts shown in the Stock Awards column of the Summary Compensation Total for each applicable year. (For 2025, the Stock Award amount was $4,285,014 for Mr. Choi and $5,566,691 for Mr. Ferraro. For prior years, the amount is set forth in the Summary Compensation Table shown elsewhere in this proxy or in the proxy statement for the applicable year.) Then the following adjustments are made to the calculation for each PEO for the year(s) in which each served as PEO:

Mr. Choi:

Year	Fair value at 12/31 of equity awards granted during the year and unvested at 12/31 ($)	Fair value at vesting of equity awards granted and vested in the year ($)	Change in fair value during the year of equity awards outstanding both on 1/1 and 12/31 ($)	Change in fair value during the year of equity awards outstanding on 1/1 that vested during the year ($)	Forfeitures of equity awards that had value on 1/1 that failed to vest during the year ($)
2025	2,891,002	—	381,351	338,395	—

Mr. Ferraro:

Year	Fair value at 12/31 of equity awards granted during the year and unvested at 12/31 ($)	Fair value at vesting of equity awards granted and vested in the year ($)	Change in fair value during the year of equity awards outstanding both on 1/1 and 12/31 ($)	Change in fair value during the year of equity awards outstanding on 1/1 that vested during the year ($)	Forfeitures of equity awards that had value on 1/1 that failed to vest during the year ($)
2025	3,649,164	—	996,318	579,935	—
2024	2,859,882	—	(5,909,341)	(5,658,310)	—
2023	5,181,398	—	996,802	5,769,633	—
2022	8,197,914	—	(8,584,873)	850,627	—
2021	20,813,727	—	35,195,582	5,211,225	—

Non-PEO NEO Average Total Compensation Amount			$ 2,699,327	$ 2,022,258	$ 3,535,130	$ 5,079,055	$ 3,344,194
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,320,926	(1,595,196)	5,335,554	2,547,482	21,392,900
Adjustment to Non-PEO NEO Compensation Footnote
(g)
In accordance with Item 402(v) of Regulation S-K, CAP is calculated first by subtracting the average of the amounts shown in the Stock Awards column of the Summary Compensation Total for each applicable year. (For 2025, the individual Stock Award amounts for our non-PEO NEOs were $1,207,176, $5,000,050, $1,150,008, $829,979 and $2,119,988. For prior years, the amount is set forth in the Summary Compensation Table shown elsewhere in this proxy or in the proxy statement for the applicable year.) Then the following adjustments are made to the calculation:

Year	Fair value at 12/31 of equity awards granted during the year and unvested at 12/31 ($)	Fair value at vesting of equity awards granted and vested in the year ($)	Change in fair value during the year of equity awards outstanding both on 1/1 and 12/31 ($)	Change in fair value during the year of equity awards outstanding on 1/1 that vested during the year ($)	Forfeitures of equity awards that had value on 1/1 that failed to vest during the year ($)
2025	1,930,175	—	244,795	86,690	(578,621)
2024	704,965	—	(1,848,540)	(1,155,076)	—
2023	1,818,532	—	263,742	1,618,281	—
2022	3,955,662	—	(1,719,420)	(980,296)	—
2021	6,595,092	—	11,794,300	1,534,325	—

Compensation Actually Paid vs. Total Shareholder Return
For the period shown in the table above, the amount of CAP generally is aligned with the Company’s TSR. For this same period, our TSR has exceeded that of the peer group TSR presented in the table. The alignment of CAP with the Company’s TSR (and its relative TSR to the peer group) over the period presented is because a significant portion of the CAP is in the form of equity awards the value of which varies year to year for purposes of this table depending on the stock price (including for unvested awards). For example, our TSR for the period ending 2025 increased compared to the period ending 2024, and the CAP also increased from 2024 to 2025, whereas CAP had decreased from 2023 to 2024 when our TSR for the relative periods also decreased.

Compensation Actually Paid vs. Net Income
While the Company does not use net income as a performance measure in its executive compensation program, the measure of net income is correlated with the measure of Adjusted EBITDA, which is a performance goal under both the annual and long-term incentive compensation programs. As shown in the table above, the amount of CAP does not necessarily align with the Company’s net income and Adjusted EBITDA over the five years presented in the table, primarily as a result of the impact of stock price on the calculation of CAP (including for awards that remain unvested and unearned) as described above.

Compensation Actually Paid vs. Company Selected Measure
While the Company does not use net income as a performance measure in its executive compensation program, the measure of net income is correlated with the measure of Adjusted EBITDA, which is a performance goal under both the annual and long-term incentive compensation programs. As shown in the table above, the amount of CAP does not necessarily align with the Company’s net income and Adjusted EBITDA over the five years presented in the table, primarily as a result of the impact of stock price on the calculation of CAP (including for awards that remain unvested and unearned) as described above.

Total Shareholder Return Vs Peer Group
For the period shown in the table above, the amount of CAP generally is aligned with the Company’s TSR. For this same period, our TSR has exceeded that of the peer group TSR presented in the table. The alignment of CAP with the Company’s TSR (and its relative TSR to the peer group) over the period presented is because a significant portion of the CAP is in the form of equity awards the value of which varies year to year for purposes of this table depending on the stock price (including for unvested awards). For example, our TSR for the period ending 2025 increased compared to the period ending 2024, and the CAP also increased from 2024 to 2025, whereas CAP had decreased from 2023 to 2024 when our TSR for the relative periods also decreased.

Tabular List, Table
Most Important Financial Measures
The financial measures determined to be most important by the Committee under our incentive compensation programs are as follows:

Adjusted EBITDA	Revenue	Variable Cost	Utilization

Total Shareholder Return Amount			$ 361.89	227.34	499.91	439.49	555.95
Peer Group Total Shareholder Return Amount			$ 149.32	$ 134.49	$ 132.43	$ 109.81	$ 133.21
Company Selected Measure Amount			748,000,000	628,000,000	2,490,000,000	4,133,000,000	2,411,000,000
PEO Name	Mr. Choi	Mr. Ferraro		Mr. Ferraro	Mr. Ferraro	Mr. Ferraro	Mr. Ferraro
Equity Awards Adjustments, Footnote
(c)
In accordance with Item 402(v) of Regulation S-K, CAP (or Compensation Actually Paid) is calculated first by subtracting the amounts shown in the Stock Awards column of the Summary Compensation Total for each applicable year. (For 2025, the Stock Award amount was $4,285,014 for Mr. Choi and $5,566,691 for Mr. Ferraro. For prior years, the amount is set forth in the Summary Compensation Table shown elsewhere in this proxy or in the proxy statement for the applicable year.) Then the following adjustments are made to the calculation for each PEO for the year(s) in which each served as PEO:

Mr. Choi:

Year	Fair value at 12/31 of equity awards granted during the year and unvested at 12/31 ($)	Fair value at vesting of equity awards granted and vested in the year ($)	Change in fair value during the year of equity awards outstanding both on 1/1 and 12/31 ($)	Change in fair value during the year of equity awards outstanding on 1/1 that vested during the year ($)	Forfeitures of equity awards that had value on 1/1 that failed to vest during the year ($)
2025	2,891,002	—	381,351	338,395	—

Mr. Ferraro:

Year	Fair value at 12/31 of equity awards granted during the year and unvested at 12/31 ($)	Fair value at vesting of equity awards granted and vested in the year ($)	Change in fair value during the year of equity awards outstanding both on 1/1 and 12/31 ($)	Change in fair value during the year of equity awards outstanding on 1/1 that vested during the year ($)	Forfeitures of equity awards that had value on 1/1 that failed to vest during the year ($)
2025	3,649,164	—	996,318	579,935	—
2024	2,859,882	—	(5,909,341)	(5,658,310)	—
2023	5,181,398	—	996,802	5,769,633	—
2022	8,197,914	—	(8,584,873)	850,627	—
2021	20,813,727	—	35,195,582	5,211,225	—

(g)
In accordance with Item 402(v) of Regulation S-K, CAP is calculated first by subtracting the average of the amounts shown in the Stock Awards column of the Summary Compensation Total for each applicable year. (For 2025, the individual Stock Award amounts for our non-PEO NEOs were $1,207,176, $5,000,050, $1,150,008, $829,979 and $2,119,988. For prior years, the amount is set forth in the Summary Compensation Table shown elsewhere in this proxy or in the proxy statement for the applicable year.) Then the following adjustments are made to the calculation:

Year	Fair value at 12/31 of equity awards granted during the year and unvested at 12/31 ($)	Fair value at vesting of equity awards granted and vested in the year ($)	Change in fair value during the year of equity awards outstanding both on 1/1 and 12/31 ($)	Change in fair value during the year of equity awards outstanding on 1/1 that vested during the year ($)	Forfeitures of equity awards that had value on 1/1 that failed to vest during the year ($)
2025	1,930,175	—	244,795	86,690	(578,621)
2024	704,965	—	(1,848,540)	(1,155,076)	—
2023	1,818,532	—	263,742	1,618,281	—
2022	3,955,662	—	(1,719,420)	(980,296)	—
2021	6,595,092	—	11,794,300	1,534,325	—

Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ (995,000,000)	$ (1,817,000,000)	$ 1,635,000,000	$ 2,756,000,000	$ 1,283,000,000
Estimated Litigation Liability	$ 5,000,000		5,000,000
Unusual or Infrequent Item, or Both, Net of Insurance Proceeds			$ 5,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(i)
The Company-selected measure is Adjusted EBITDA, which is a non-GAAP financial metric. We define Adjusted EBITDA as income (loss) from continuing operations before non-vehicle related depreciation and amortization; long-lived asset impairment and other related charges; other fleet charges; restructuring and other related charges; early extinguishment of debt costs; non-vehicle related interest; transaction-related costs, net; legal matters, net, which primarily includes amounts recorded in excess of $5 million, related to unprecedented self-insurance reserves for allocated loss adjustment expense, class action lawsuits and personal injury matters; non-operational charges related to shareholder activist activity, which includes third party advisory, legal and other professional fees; COVID-19 charges, net; cloud computing costs; other (income) expense, net; severe weather-related damages in excess of $5 million, net of insurance proceeds; and income taxes. This non-GAAP measure is a performance metric in our incentive programs, as described in the Compensation Discussion and Analysis section above.

Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Variable Cost
Measure:: 4
Pay vs Performance Disclosure
Name			Utilization
Joseph A. Ferraro [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 7,995,354	6,922,790	10,274,921	13,010,743	8,594,555
PEO Actually Paid Compensation Amount			7,653,364	(7,135,061)	17,022,638	5,274,544	64,815,057
Brian J. Choi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			5,921,410
PEO Actually Paid Compensation Amount			5,247,145
PEO | Joseph A. Ferraro [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(716)
PEO | Joseph A. Ferraro [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,566,691)	(5,350,082)	(5,200,116)
PEO | Joseph A. Ferraro [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,649,164	2,859,882	5,181,398	8,197,914	20,813,727
PEO | Joseph A. Ferraro [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			996,318	(5,909,341)	996,802	(8,584,873)	35,195,582
PEO | Joseph A. Ferraro [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Joseph A. Ferraro [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			579,935	(5,658,310)	5,769,633	850,627	5,211,225
PEO | Joseph A. Ferraro [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Brian J. Choi [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,285,014)
PEO | Brian J. Choi [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,891,002
PEO | Brian J. Choi [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			381,351
PEO | Brian J. Choi [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Brian J. Choi [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			338,395
PEO | Brian J. Choi [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,930,175	704,965	1,818,532	3,955,662	6,595,092
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			244,795	(1,848,540)	263,742	(1,719,420)	11,794,300
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			86,690	(1,155,076)	1,618,281	(980,296)	1,534,325
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(578,621)	$ 0	$ 0	$ 0	$ 0
Non-PEO NEO | Daniel Cunha [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,207,176)
Non-PEO NEO | Jagdeep Pahwa [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,000,050)
Non-PEO NEO | Ravi Simhambhatla [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,150,008)
Non-PEO NEO | Edward P. Linnen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(829,979)
Non-PEO NEO | Izzy Martins [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (2,119,988)